Label	Element	Value
BNY Mellon Women's Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. The fund is new and does not yet have a portfolio turnover rate to disclose.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests principally in equity securities of U.S. companies that, in the view of Newton Investment Management North America LLC (NIMNA), the fund's sub-adviser, demonstrate attractive financial attributes and promote "Women's Opportunities." "Women's Opportunities" is defined as opportunities that enhance the professional development and advancement of women and/or the ability of women to meet their work or other personal life responsibilities and needs, such as those relating to household responsibilities, dependent/elder care responsibilities, and gender-specific healthcare. NIMNA considers companies that promote Women's Opportunities to be companies that demonstrate gender equitable practices in the workplace and/or that provide products or services that NIMNA believes enhance the ability of women to meet their work or other personal life responsibilities and needs (Women's Products and Services). Women's Products and Services include, among others, women's health orientated products and services (e.g., breast health, obstetrics, gynecological care, osteoporosis imaging and management), infant nutrition, elder and child care operators, healthy prepared meal delivery services, employment placing services and employment retraining services. Women's Products and Services may or may not be designed or beneficial exclusively for women. In addition, Women's Products and Services may or may not be the only products and services provided by a company.

Subject to its assessment of a company's financial attributes (as described below), NIMNA utilizes fundamental research and analysis to select investments for the fund that NIMNA believes possess a favorable combination of qualitative and quantitative metrics relating to Women's Opportunities.

NIMNA considers a company that, in NIMNA's view, demonstrates gender equitable practices in the workplace as promoting Women's Opportunities and, thus, to be an eligible company. To assess a company's workplace gender practices, NIMNA's framework incorporates third party data and internal research on the company's:

• Organizational structure, including female participation across management levels and board representation.

• Demonstration of commitment to gender equality as supported by employee satisfaction ratings and policies and principals adopted and/or endorsed, as applicable.

• Benefit programs, including family leave policies and flexible work opportunities.

Based on this assessment, NIMNA assigns a score to each company and companies that, at the time of purchase, score in the top 50% of their peer group, as determined by NIMNA based on sector, industry, relevant competitors and/or companies operating similar business models, are considered investment candidates. NIMNA generally considers each category equally, although NIMNA may give less consideration to a category when the data available on such category is limited.

A company that does not score in the top 50% of its peer group but has at least one woman on its board and provides Women's Products and Services will also be considered as promoting Women's Opportunities and eligible for investment.

From the list of eligible companies, NIMNA applies fundamental research and analysis to create a portfolio of securities issued by companies that NIMNA believes possess the most favorable combination of revenue, profit, free cash flow growth (growth of cash remaining after operating expenses and capital expenditures) and valuation metrics such as price to earnings ratio (ratio of a company's stock price per share to its earnings per share). NIMNA's fundamental process includes evaluating key areas of a company such as competitive landscape, stock-price valuations, secular and thematic drivers (longer-term market trends that could benefit certain industries and sectors and the companies in those sectors and industries), and analysis of the regulatory environment. NIMNA also analyzes a company's prospects, including the viability of the company's growth strategy, its competitive position, and its ability to capture price, and industry tailwinds. NIMNA then selects securities of companies with share prices that it believes are under-valued, based on NIMNA's models and forecasts of growth.

The fund principally invests in common stocks of U.S. companies and may invest in securities of companies with any market capitalization. The fund considers a U.S. company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, the United States. The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in one or more market sectors. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the healthcare and information technology sectors.

As part of its ongoing review of portfolio holdings, NIMNA may sell a security when NIMNA identifies weakness in the company's business model or a material deterioration in a company's promotion of Women's Opportunities. NIMNA also may sell a security when its valuation is unattractive, or it identifies a more promising investment opportunity from a financial perspective and/or as it relates to Women's Opportunities.

The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.im.bnymellon.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
BNY Mellon Women's Opportunities ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Women's Opportunities ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Non-diversification risk. Because the fund is non-diversified, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
BNY Mellon Women's Opportunities ETF | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Women's Opportunities ETF | Risks of stock investing [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Women's Opportunities ETF | Investment theme risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Investment theme risk. The fund's incorporation of Women's Opportunities considerations into its investment approach may cause the fund to make different investments than funds that invest principally in equity securities but do not incorporate Women's Opportunities considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate Women's Opportunities considerations. For example, the incorporation of Women's Opportunities considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of Women's Opportunities considerations may also affect the fund's exposure to certain sectors and/or types of investments and may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market. NIMNA's security selection process incorporates Women's Opportunities data provided by third parties, which may be limited for certain issuers and/or only take into account one or a few Women's Opportunities related components. In addition, Women's Opportunities data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide Women's Opportunities data. Women's Opportunities data from third parties used by NIMNA as part of its process often lacks standardization, consistency and transparency, and for certain issuers such data may not be available complete or accurate. NIMNA's evaluation of Women's Opportunities factors relevant to a particular issuer may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate Women's Opportunities data from other sources or utilize other methodologies.
BNY Mellon Women's Opportunities ETF | Market sector risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.
BNY Mellon Women's Opportunities ETF | Healthcare sector risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Healthcare sector risk. The healthcare sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies quickly can become obsolete. In addition, companies in the healthcare sector can be significantly affected by patent expirations, pricing pressure, and product liability claims.
BNY Mellon Women's Opportunities ETF | Information technology sector risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Information technology sector risk. The information technology sector has been among the most volatile sectors of the stock market. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled.
BNY Mellon Women's Opportunities ETF | Growth and value stock risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon Women's Opportunities ETF | Market capitalization risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Market capitalization risk (small-, mid- and large-cap stock risk). To the extent the fund emphasizes investments in small-, mid- or large-cap stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business. To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. Smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group.
BNY Mellon Women's Opportunities ETF | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown.
BNY Mellon Women's Opportunities ETF | Management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Management risk. The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Women's Opportunities ETF | Issuer risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.
BNY Mellon Women's Opportunities ETF | Authorized participants [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Authorized participants, market makers and liquidity providers risk. The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
BNY Mellon Women's Opportunities ETF | Fluctuation of net asset value, share premiums and discounts risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Fluctuation of net asset value, share premiums and discounts risk. As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
BNY Mellon Women's Opportunities ETF | Trading issues risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Trading issues risk. Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.
BNY Mellon Women's Opportunities ETF | New fund risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● New fund risk. The fund is newly organized with limited operating history and there can be no assurance that the fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.
BNY Mellon Women's Opportunities ETF | BNY Mellon Women's Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 160

[1]	The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses for the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year.